Basis of presentation	12 Months Ended
Dec. 31, 2025
Basis of presentation
Basis of presentation

Note 3.Basis of presentation

The consolidated financial statements are prepared in accordance with the Generally Accepted Accounting Principles in the United States of America (“US GAAP”) as set forth in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC). All amounts are in United States dollars (“USD”) unless otherwise stated.

Acquisition of IC’Alps

On August 4, 2025, WISeKey, through its subsidiary SEALSQ Corp (“SEALSQ”), acquired 100% of the issued and outstanding shares of IC’Alps SAS (“IC’Alps”), a French société par actions simplifiée, pursuant to a Share Purchase Agreement dated May 26, 2025. IC’Alps is a France-based ASIC and system-on-chip design company serving the medical, automotive, industrial and security markets.

The acquisition was accounted for as a business combination in accordance with ASC 805, Business Combinations, with SEALSQ identified as the accounting acquirer. The assets, liabilities and results of IC’Alps have been included in the Group’s consolidated financial statements from August 4, 2025.

The acquisition enhances WISeKey’s semiconductor design capabilities and expands its engineering workforce and customer relationships.